Label	Element	Value
Columbia Variable Portfolio - Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt obligations of issuers located in at least three different countries (which may include the U.S.). Debt obligations include debt securities and instruments, including money market instruments, either issued or guaranteed as to principal and interest by (i) the U.S. Government, its agencies, authorities or instrumentalities, (ii) non-U.S. governments, their agencies, authorities or instrumentalities, or (iii) corporate or other non-governmental entities. The Fund may invest in debt securities and instruments across the credit quality spectrum and, at times, may invest significantly in below investment-grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”) in seeking to achieve higher dividends and/or capital appreciation.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Under normal circumstances, the Fund invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. From time to time, the Fund may focus its investments in certain countries or geographic areas and may invest in issuers in emerging markets. The Fund may at times emphasize one or more sectors in selecting its investments.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in mortgage- and other asset-backed securities.
The Fund may enter into various currency-, interest rate- and credit-related transactions involving derivative instruments. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures contracts (including currency, index, interest rate, and other bond futures), and swap contracts (including credit default swaps, credit default swap indexes, inflation rate swaps, interest rate swaps, and total return swaps). The use of these derivative instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates, credit risks and duration risks. The Fund may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to leverage exposures and produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements, assessments of market conditions, macroeconomic analysis and qualitative valuation analysis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 8.27% Worst 1st Quarter 2020 -10.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Columbia Variable Portfolio - Global Strategic Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Columbia Variable Portfolio - Global Strategic Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Columbia Variable Portfolio - Global Strategic Income Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Columbia Variable Portfolio - Global Strategic Income Fund | Changing Distribution Level Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Columbia Variable Portfolio - Global Strategic Income Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Columbia Variable Portfolio - Global Strategic Income Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Columbia Variable Portfolio - Global Strategic Income Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Columbia Variable Portfolio - Global Strategic Income Fund | Derivatives Risk Forward Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Columbia Variable Portfolio - Global Strategic Income Fund | Derivatives Risk Futures Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Columbia Variable Portfolio - Global Strategic Income Fund | Derivatives Risk Swaps Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Columbia Variable Portfolio - Global Strategic Income Fund | Emerging Market Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Columbia Variable Portfolio - Global Strategic Income Fund | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Columbia Variable Portfolio - Global Strategic Income Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.

Columbia Variable Portfolio - Global Strategic Income Fund | Forward Commitments on Mortgage Backed Securities including Dollar Rolls Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.

Columbia Variable Portfolio - Global Strategic Income Fund | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.

Columbia Variable Portfolio - Global Strategic Income Fund | High Yield Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Columbia Variable Portfolio - Global Strategic Income Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Columbia Variable Portfolio - Global Strategic Income Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.

Columbia Variable Portfolio - Global Strategic Income Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Columbia Variable Portfolio - Global Strategic Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

Columbia Variable Portfolio - Global Strategic Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Variable Portfolio - Global Strategic Income Fund | Money Market Fund Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Columbia Variable Portfolio - Global Strategic Income Fund | Mortgage and Other Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Columbia Variable Portfolio - Global Strategic Income Fund | Prepayment and Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such securities, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Columbia Variable Portfolio - Global Strategic Income Fund | Reinvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Columbia Variable Portfolio - Global Strategic Income Fund | Rule 144A and Other Exempted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

Columbia Variable Portfolio - Global Strategic Income Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.

Columbia Variable Portfolio - Global Strategic Income Fund | Short Positions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset. Short positions also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Columbia Variable Portfolio - Global Strategic Income Fund | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Columbia Variable Portfolio - Global Strategic Income Fund | U S Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Columbia Variable Portfolio - Global Strategic Income Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	254
5 years	rr_ExpenseExampleYear05	464
10 years	rr_ExpenseExampleYear10	1,068
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	254
5 years	rr_ExpenseExampleNoRedemptionYear05	464
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,068
1 Year	rr_AverageAnnualReturnYear01	10.00%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	0.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia Variable Portfolio - Global Strategic Income Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	332
5 years	rr_ExpenseExampleYear05	599
10 years	rr_ExpenseExampleYear10	1,359
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	332
5 years	rr_ExpenseExampleNoRedemptionYear05	599
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,359
2014	rr_AnnualReturn2014	0.60%
2015	rr_AnnualReturn2015	(6.22%)
2016	rr_AnnualReturn2016	(1.35%)
2017	rr_AnnualReturn2017	5.69%
2018	rr_AnnualReturn2018	(5.51%)
2019	rr_AnnualReturn2019	10.75%
2020	rr_AnnualReturn2020	4.59%
2021	rr_AnnualReturn2021	1.03%
2022	rr_AnnualReturn2022	(13.63%)
2023	rr_AnnualReturn2023	9.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.05%)
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia Variable Portfolio - Global Strategic Income Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	295
5 years	rr_ExpenseExampleYear05	534
10 years	rr_ExpenseExampleYear10	1,221
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	295
5 years	rr_ExpenseExampleNoRedemptionYear05	534
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,221
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	0.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1996
Columbia Variable Portfolio - Global Strategic Income Fund | Bloomberg Global Aggregate Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.41%
Columbia Variable Portfolio - Global Strategic Income Fund | Bloomberg Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	2.85%

[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2025, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.59% for Class 1, 0.84% for Class 2 and 0.715% for Class 3. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.